Transactions with Affiliates - Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2017
Transactions with Affiliates
Accounts receivable-affiliates	$ 4,772	$ 6,709
Accounts payable-affiliates	1,254	7,918
Equity in earnings of unconsolidated entities	7,539	3,830	$ 16,649
SemGroup
Transactions with Affiliates
Sales to related party	606	3,866	43,825
Purchases from related party	5,034	12,254	53,209
Accounts receivable-affiliates	49	6,668
Accounts payable-affiliates	0	6,571
NGL Energy Holdings LLC
Transactions with Affiliates
Accounts receivable-affiliates	4,693	0
Equity method investees
Transactions with Affiliates
Sales to related party	294	692	14,836
Purchases from related party	66,820	121,336	113,780
Accounts receivable-affiliates	6	15
Accounts payable-affiliates	8	1,306
Equity method investees | Loan agreement
Transactions with Affiliates
Loan receivable from Victory Propane, LLC	1,200	3,200		$ 4,200
Equity in earnings of unconsolidated entities	$ 300
Loan agreement successive extension period	1 year
Entities affiliated with management
Transactions with Affiliates
Increase in property, plant and equipment	$ 800
Sales to related party	268	290	318
Purchases from related party	3,870	15,209	$ 45,197
Accounts receivable-affiliates	24	26
Accounts payable-affiliates	$ 1,246	$ 41